Income Taxes Summary - HGL Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Income Taxes
(Benefit) provision for income taxes	$ (87,148)	$ 28,762	$ 46,958
HGL
Income Taxes
(Benefit) provision for income taxes	$ (65,000)